The company - The company (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) subsidiary	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Company Information [Abstract]
Net loss for the period	€ 58,103	€ 52,809	€ 63,984	[1]
Total equity	€ 54,151	€ 107,440	€ 155,976		€ 217,416
Number of subsidiaries | subsidiary	1

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.